Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Breakdown For Intangible Assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brands with an indefinite useful life	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2021	208,881	146,633	46,815	118,653	2,546	523,528
Additions	—	—	2,895	10,712	4,508	18,115
Disposals	—	—	(6,572)	(6,556)	(19)	(13,147)
Exchange differences	15,529	12,231	476	1,715	61	30,012
Business combinations	2,820	—	—	4,200	—	7,020
Disposition	—	—	(18)	(2,656)	(915)	(3,589)
Other movements and reclassifications	—	—	1,407	593	(2,000)	—
Balance at December 31, 2021	227,230	158,864	45,003	126,661	4,181	561,939
Additions	—	—	1,620	23,474	164	25,258
Disposals	—	—	(3,164)	(4,651)	(3,199)	(11,014)
Exchange differences	12,479	9,830	82	518	—	22,909
Other movements and reclassifications	—	—	(1,202)	1,202	—	—
Balance at December 31, 2022	239,709	168,694	42,339	147,204	1,146	599,092

Accumulated amortization at January 1, 2021	—	—	(39,178)	(96,503)	—	(135,681)
Amortization	—	—	(2,045)	(8,452)	—	(10,497)
Disposals	—	—	2,314	7,547	—	9,861
Impairment	—	—	(3)	(36)	—	(39)
Exchange differences	—	—	(228)	(1,346)	—	(1,574)
Disposition	—	—	8	1,203	—	1,211
Balance at December 31, 2021	—	—	(39,132)	(97,587)	—	(136,719)
Amortization	—	—	(1,457)	(10,926)	—	(12,383)
Disposals	—	—	2,761	4,122	—	6,883
Impairment	—	—	1	(27)	—	(26)
Exchange differences	—	—	838	(1,777)	—	(939)
Balance at December 31, 2022	—	—	(36,989)	(106,195)	—	(143,184)
Carrying amount at:
January 1, 2021	208,881	146,633	7,637	22,150	2,546	387,847
December 31, 2021	227,230	158,864	5,871	29,074	4,181	425,220
December 31, 2022	239,709	168,694	5,350	41,009	1,146	455,908

Summary of Goodwill Originated On Acquisitions Made By The Group
Goodwill originated on acquisitions made by the Group and it is attributable to the following operating segments:

	At December 31,
(€ thousands)	2022	2021
Zegna	25,568	25,568
Thom Browne	214,141	201,662
Total goodwill	239,709	227,230

Summary of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions
The following tables detail the sensitivity of the impairment testing to reasonably possible changes in both assumptions, for those CGUs that have significant goodwill allocated to them.

2022
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2022	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Thom Browne Group	454	841	300	+20.8%	362 / 563	552 / 372	526 / 381
CGU Gruppo Dondi S.p.A.	66	878	300	+7.0%	52 /87	75 / 59	72 / 61
CGU Bonotto S.p.A.	3	878	300	-1.0%	0 / 8	5 / 2	5 / 2
CGU In.Co. S.p.A.	110	878	300	+2.2%	85 / 147	125 / 98	123 / 98
CGU Tessitura Ubertino S.r.l.	22	878	300	+6.6%	18 / 29	25 / 20	24 / 21

2021
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Thom Browne Group	327	773	200	+15.3%	211 / 493	395 / 270	379 / 276
CGU Gruppo Dondi S.p.A.	62	640	150	+18.6%	47 / 84	71 / 54	67 / 57
CGU Bonotto S.p.A.	5	640	150	+65.8%	1 / 11	8 / 3	7 / 3
CGU In.Co. S.p.A.	78	640	150	+57.6%	58 / 107	90 / 68	87 / 69
CGU Tessitura Ubertino S.r.l.	24	640	150	+21.4%	19 / 33	28 / 22	36 / 23